CURRENCY GAINS / (LOSSES)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 6 - CURRENCY GAINS / (LOSSES)

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2024	2023	2024	2023
Included in Revenue	17	(2)	(1)	(5)	(2)
Included in Cost of sales		—	—	—	(1)
Included in Other gains and losses - net		(5)	(1)	(13)	5
Total		(7)	(2)	(18)	2

Realized exchange (losses) / gains on foreign currency derivatives - net	17	(4)	4	(8)	6
Unrealized losses on foreign currency derivatives - net	17	(3)	(6)	(12)	(3)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		—	—	2	(1)
Total		(7)	(2)	(18)	2
See NOTE 16 - Financial Instruments and NOTE 17 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.